					Remittance Dates:
					March 23, 2017 through April 24, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2016 through June 28, 2017
		Remittance Dates:	March 23, 2017 through April 24, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00380	per kWh	$1,349,625.03	$1,343,538.23
2	Small General Service	$0.00473	per kWh	$112,573.1	$112,413.04
3	General Service	$0.00265	per kWh	$681,629.78	$681,355.08
4	Large General Service	$0.00172	per kWh	$196,928.59	$196,895.31
5	Large Industrial Power Service	$0.10751	per kW	$97,999.71	$97,996.57
6	Interruptible Service	$0.02966	per kW	$3,717.97	$3,717.97
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01887	per kW	$11,677.05	$11,677.05
9	Street and Outdoor Lighting	$0.01576	per kWh	$125,077.6	$123,195.17
10	Total			$2,579,228.83	$2,570,788.42

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,570,788.42
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,570,788.42

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of April, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Steven C. McNeal
	Name: Steven C. McNeal
	Title: Vice President and Treasurer

Remittance Dates:
April 25, 2017 through May 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2016 through June 28, 2017
		Remittance Dates:	April 25, 2017 through May 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00380	per kWh	$ 1,366,818.75	$ 1,360,674.89
2	Small General Service	$0.00473	per kWh	$ 115,225.19	$ 115,069.18
3	General Service	$0.00265	per kWh	$ 677,152.87	$ 676,903.68
4	Large General Service	$0.00172	per kWh	$ 194,965.58	$ 194,949.21
5	Large Industrial Power Service	$0.10751	per kW	$ 102,077.50	$ 102,071.50
6	Interruptible Service	$0.02966	per kW	$ 3,340.42	$ 3,340.42
7	Economic As-Available Service	$0.00000	per kWh	—	—
8	Standby and Maintenance Service	$0.01887	per kW	$ 7,607.96	$ 7,607.96
9	Street and Outdoor Lighting	$0.01576	per kWh	$ 122,958.15	$ 121,133.47
10	Total			$ 2,590,146.42	$ 2,581,750.31

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,581,750.31
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,581,750.31

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of May, 2017.

ENTERGY TEXAS, INC., as Servicer
By /s/ Steven C. McNeal
Title: Vice President and Treasurer

					Remittance Dates:
					May 23, 2017 through June 21, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2016 through June 28, 2017
		Remittance Dates:	May 23, 2017 through June 21, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00380	per kWh	$1,477,802.18	$1,471,159.45
2	Small General Service	$0.00473	per kWh	$119,773.49	$119,611.32
3	General Service	$0.00265	per kWh	$703,282.7	$703,023.89
4	Large General Service	$0.00172	per kWh	$197,865.61	$197,848.99
5	Large Industrial Power Service	$0.10751	per kW	$104,069.25	$104,063.1
6	Interruptible Service	$0.02966	per kW	$1,330.05	$1,330.05
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01887	per kW	$10,668.67	$10,668.67
9	Street and Outdoor Lighting	$0.01576	per kWh	$123,620.83	$121,786.3
10	Total			$2,738,412.78	$2,729,491.77

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,729,491.77
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,729,491.77

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of June, 2017.

			ENTERGY TEXAS, INC., as Servicer
			By /s/ Steven C. McNeal
			Title: Vice President and Treasurer

					Remittance Dates:
					June 23, 2017 through July 24, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2016 through June 28, 2017
		Remittance Dates:	June 23, 2017 through July 24, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00380	per kWh	$1,973,982.15	$1,965,109.1
2	Small General Service	$0.00473	per kWh	$148,016.13	$147,815.72
3	General Service	$0.00265	per kWh	$797,027.02	$796,733.71
4	Large General Service	$0.00172	per kWh	$214,163.33	$214,145.34
5	Large Industrial Power Service	$0.10751	per kW	$104,018.17	$104,012.03
6	Interruptible Service	$0.02966	per kW	$6,751.9	$6,751.9
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01887	per kW	$9,066.31	$9,066.31
9	Street and Outdoor Lighting	$0.01576	per kWh	$124,213.08	$122,369.76
10	Total			$3,377,238.09	$3,366,003.87

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,366,003.87
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,366,003.87

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of July, 2017.

			ENTERGY TEXAS, INC., as Servicer
			By /s/ Steven C. McNeal
			Title: Vice President and Treasurer

					Remittance Dates:
					July 25, 2017 through August 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2017 through June 28, 2018
		Remittance Dates:	July 25, 2017 through August 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$2,310,219.24	$2,299,834.78
2	Small General Service	$0.00500	per kWh	$176,857.67	$176,618.2
3	General Service	$0.00263	per kWh	$844,896.82	$844,585.93
4	Large General Service	$0.00159	per kWh	$209,173.92	$209,156.36
5	Large Industrial Power Service	$0.10931	per kW	$109,347.71	$109,341.26
6	Interruptible Service	$0.02288	per kW	$3,531.28	$3,531.28
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$8,524.03	$8,524.03
9	Street and Outdoor Lighting	$0.01382	per kWh	$110,528.33	$108,888.08
10	Total			$3,773,079	$3,760,479.92

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,760,479.92
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,760,479.92

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 15th day of August, 2017.

			ENTERGY TEXAS, INC., as Servicer
			By /s/ Steven C. McNeal
			Title: Vice President and Treasurer

					Remittance Dates:
				August 23, 2017 through September 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	August 23, 2017 through September 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$2,400,916.08	$2,390,123.96
2	Small General Service	$0.00500	per kWh	$187,281.39	$187,027.82
3	General Service	$0.00263	per kWh	$866,318.56	$865,999.75
4	Large General Service	$0.00159	per kWh	$207,247.05	$207,229.62
5	Large Industrial Power Service	$0.10931	per kW	$112,972.85	$112,966.19
6	Interruptible Service	$0.02288	per kW	$3,061.82	$3,061.82
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$8,523.6	$8,523.6
9	Street and Outdoor Lighting	$0.01382	per kWh	$109,113.18	$107,493.96
10	Total			$3,895,434.53	$3,882,426.72

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,882,426.72
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,882,426.72

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of September, 2017.

			ENTERGY TEXAS, INC., as Servicer
			By /s/ Stacey Lousteau
			Title: Assistant Treasurer and Sr. Manager, Financings